Offsets	Feb. 10, 2026 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Brookfield Asset Management Ltd.
Form or Filing Type	F-10
File Number	333-287429
Initial Filing Date	May 20, 2025
Fee Offset Claimed	$ 114,825.00
Security Type Associated with Fee Offset Claimed	Unallocated (Universal) Shelf
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 750,000,000.00
Offset Note	The Previous Registration Statement registered an indeterminate number of securities to be sold by BAM and had an aggregate initial offering price not to exceed $2,500,000,000. The Previous Registration Statement was not fully used, resulting in $750,000,000 as the unsold aggregate offering amount, representing 30% of the $382,750 of the registration fees on the Previous Registration Statement. Accordingly, 30% of the unused registration fees from the Previous Registration Statement are being carried forward to this Registration Statement, resulting in a fee offset of $114,825.
Termination / Withdrawal Statement	BAM, together with BFC and BFL (together, the "Registrants") previously filed a registration statement on Form F-10 and Form F-3 (File Nos. 333-287429, 333-287429-01 and 333-287449), filed on May 20, 2025, as amended on August 5, 2025 and declared effective on August 7, 2025 (the "Previous Registration Statement"). The Registrants have terminated or completed any offerings that included unsold securities under the Previous Registration Statement.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Brookfield Asset Management Ltd.
Form or Filing Type	F-10
File Number	333-287429
Filing Date	May 20, 2025
Fee Paid with Fee Offset Source	$ 114,825.00
Offset Note	See Note 2.